Dear Shareholders,

We are pleased to submit the annual report for The Kansas Municipal Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the period ended July 31, 1997.

The Kansas Municipal Fund turned in steady performance for the period. Net asset value per share was $12.14 at the beginning of the period and increased to $12.42 by July 31, 1997.

Management Discussion and Analysis:

Both the optimists and the pessimists can find comfort in the latest batch of economic data. For the optimists, the economy's inflation threatening growth has lost momentum, lessening one of the biggest concerns in the financial markets. In April, job-creation downshifted measurably, retail sales fell, businesses started with higher inventories, and factories cut production. Wholesale prices fell for the fourth consecutive month, and the consumer price index edged up 0.1 percent keeping it on track to increase by less than 3 percent again this year.

The pessimists look at the same data and put an entirely different spin on things. They contend that the slowdown was inevitable from the first quarter's robust 6 percent pace. Beneath the surface, growth resurgence will rise with the tight labor market and a jobless rate hovering at a 24 year low. Also supporting their views are climbing wages, and an upbeat household sector as indicated by consumer confidence.

For the time being, the Federal Reserve is siding with the optimists. In the past, this may have provoked a negative reaction in the financial markets, as investors would worry that the Central Bank was relaxing its anti-inflation policy. But Chairman Allan Greenspan and his colleagues have built up formidable inflation-fighting credentials.

During the second half of the fiscal year the Fund utilized a partial hedge. Futures contracts in U.S. Treasury Bonds were employed. As interest rates rose this had the effect of minimizing share price erosion. As interest rates retreated share price increases were tempered. The overall effect to the Fund during the year was a greater degree of share price stability.

Looking into our crystal ball, we feel that the economy's current slowdown is more likely to be temporary. That prospect increases the odds of a rate hike by the Federal Reserve in the coming months. As such, we remain concerned (and have positioned the portfolio accordingly) that a modest increase in rates may be needed to prevent unbridled growth.

Diversification remains an important strategy for the Fund. Among our purchases during the second half of the year were bonds issued by housing authorities, school districts, hospitals and utilities.

Moving forward, management intends to maintain the portfolio quality while diversifying throughout the State. Reasonable tax-exempt income and preservation of capital remain as the chief objectives of the Fund.

We would like to thank you for your support and look forward to serving you in the future.

Sincerely,

Robert E. Walstad                                   Monte L. Avery
President                                           Chief Portfolio Strategist

SHAREHOLDER REPORTS REVISED
---------------------------

Your fund's annual report is your best source for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you. In addition, the cover letter includes commentary from your fund's portfolio manager on what might be expected in the coming months. Specifically, your report now includes:

Terms you'd need to know related to your fund
*   A look at your fund's portfolio composition
*   The quality and years to maturity of the fund's underlying investments
*   A look at your fund's average annual total returns

Terms & Definitions
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Duration
     A measurement of a security or a portfolio's price volatility based on maturity, callability and coupon rate. The larger the number, the greater the price change for a given interest rate change.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA" and "A" indicate highest quality. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments
-------------------------------------
[pie chart]
AAA                 54.7%
AA                  13.3%
A                   21.2%
NR                  10.8%
(non-rated)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corportation the investment adviser

Portfolio Market Sectors
(as a % of Market Value)
------------------------
[pie chart]
I-Insured               46.7%
H-Housing               18.2%
HC-Health Care          15.0%
E-Education              4.4%
U-Utilities              4.3%
GO-General Obligation    4.0%
RE-Real Estate           2.8%
T-Transportation         2.%8
O-Other                  1.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

           Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brother's Municipal Bond Index

              Kansas Municipal       Kansas Municipal        Lehman Brothers
              Fund w/o               Fund w/ max             Municipal
              sales charge           sales charge            Bond Index
              ----------------------------------------------------------------

11/15/90      $10,000               $ 9,575                  $10,000
1991          $10,524               $10,077                  $10,723
1992          $11,855               $11,351                  $12,198
1993          $13,050               $12,495                  $13,276
1994          $13,168               $12,609                  $13,525
1995          $13,988               $13,394                  $14,592
1996          $14,814               $14,184                  $15,553
1997          $15,933               $15,256                  $17,150

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

KEY STATISTICS
--------------

07-31-96 NAV(share value)            $12.14
07-31-97 NAV                         $12.42
Average Maturity                      19.7 years
Average Duration                       6.2 years
Number of Issues                     135
Total Net Assets                     $128,201,454

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

       For periods ending July 31, 1997
---------------------------------------------------
1 year            5 year            Since Inception
---------------------------------------------------
7.56% *           6.09%*                7.19%*


*The 1 year , 5 year and Since Inception return does not include the effect of the maximum Sales Charges (4.5%). They would have been 2.98%, 5.17% and 6.49% respectively, if it had. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Schedule of Investments  July 31, 1997
                                                      Ratings
                                                    (Unaudited)
Name of Issuer                                     ----------------
Percentages represent the market value                       Std. &      Coupon                  Principal           Market
of each investment category to total net assets    Moody's   Poor's       Rate     Maturity       Amount             Value
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (98.8%)

GENERAL OBLIGATION
Johnson Co., KS Int. Imp. & Rev.                    Aa        AA         6.125%    09/01/12     $  2,410,000     $  2,613,549
Shawnee, KS G.O. Int. Imp.                          A-1       NR         5.800     12/01/05          485,000          522,854
Shawnee, KS G.O. Int. Imp.                          A-1       NR         5.850     12/01/06          235,000          256,126
Topeka, KS G.O.                                     Aa        NR         5.650     08/15/11          500,000          527,745
Wyandotte Co., KS USD #203 (Piper) G.O. Ref. Imp.   NR        NR         6.600     09/01/13        1,000,000        1,084,080
                                                                                                                 ------------
                                                                                                                 $  5,004,354
                                                                                                                 ------------
HOUSING
Ford Co., KS Single Family Mtg. Rev. Ref.           A-1       NR         7.900%    08/01/10     $    825,000     $    869,649
Hutchinson, KS Single Family Mtg. Rev. Ref.         A-1       NR         6.500     12/01/09           15,000           15,426
Hutchinson, KS Single Family Mtg. Rev. Ref.         A-1       NR         8.875     12/01/12        3,120,000        3,283,519
Johnson Co., KS Single Family Mtg. Rev.             A-1       NR         7.100     05/01/12        1,345,000        1,410,811
Kansas City, KS GNMA Coll. Mtg. Rev. SFMR           NR        AAA        7.350     12/01/23          725,000          744,648
Kansas City, KS GNMA Coll. Mtg. Rev. Hsg.           Aaa       NR         5.900     11/01/27        1,710,000        1,690,780
KS Dev. Finance Auth. (Martin Creek) Hsg.
 Dev. Rev.                                          Aa        NR         6.600     08/01/34        1,900,000        1,921,128
KS Dev. Finance Auth. (Martin Creek) Hsg.
 Dev. Rev.                                          Aa        NR         6.500     08/01/24          750,000          753,323
KS Dev. Finance Auth. Multi-Family Hsg. Rev.        NR        AAA        6.000     12/01/21        1,375,000        1,383,140
KS Dev. Finance Auth. (Oak Ridge) Multi-Family
 Hsg. Rev.                                          NR        NR         6.500     02/01/18        1,000,000        1,001,800
Labette Co., KS Single Family Mtg. Rev. Ref.        A-1       NR         8.400     12/01/11          555,000          586,280
Lawrence, KS (Brandon Woods) Multi-Family Hsg.
 Dev. Rev. Ref.                                     NR        AAA        6.625     04/01/12        2,000,000        2,045,960
Olathe, KS (Jefferson Place) Multi-Family Hsg.
 Ref. Rev.                                          NR        A-         5.950     07/01/22          310,000          310,896
Olathe, KS (Jefferson Place) Multi-Family Hsg.
 Ref. Rev.                                          NR        A-         6.100     07/01/22          185,000          185,527
Reno Co., KS Single Family Mtg. Rev. Ref.           Aaa       NR         8.700     09/01/11          345,000          364,689
Saline Co., KS Single Family Mtg. Rev. Ref.         A-1       NR         9.500     10/01/11          120,000          126,299
Seward Co., KS Single Family Mtg. Rev.              NR        AA-        7.375     12/01/09          480,000          491,179
Seward Co., KS Single Family Mtg. Rev. Ref.         A-1       NR         8.000     05/01/11          445,000          470,174
Wichita, KS Multi-Family Housing Rev.               NR        A          5.850     11/01/25        1,000,000          996,320
Wichita, KS Multi-Family Housing Rev.               NR        AAA        5.650     07/01/16          990,000          994,940
Wichita, KS Multi-Family Housing Rev.               NR        AAA        5.700     07/01/22        2,000,000        2,011,040
Wichita, KS Single Family Mtg. Rev. Ref.            A-1       NR         7.100     09/01/09        1,305,000        1,359,275
                                                                                                                 ------------
                                                                                                                 $ 23,016,803
                                                                                                                 ------------
INSURED/GUARANTEED
*Allen Co., KS USD #258 (Humboldt) G.O. School
 Bldg. AMBAC Insured                                Aaa       AAA        7.000%    09/01/09     $   630,000      $    737,925
*Burlington, KS (Gas and Electric) PCR MBIA Insured Aaa       AAA        7.000     06/01/31       4,500,000         5,133,555
Butler/Sedgwick Cos., KS USD #385 (Andover)
 G.O. FSA Insured                                   Aaa       AAA        5.700     09/01/15       1,000,000         1,047,980
Ellsworth Co., KS G.O. MBIA Insured                 NR        AAA        5.800     09/01/22         900,000           958,284
Garnett, KS Utility Ref. & Imp. Rev. MBIA Insured   Aaa       AAA        6.000     10/01/17         500,000           541,960
Johnson Co., KS USD #232 (DeSoto) G.O. School
 Bldg.  CGIC Insured                                Aaa       AAA        6.000     03/01/12         500,000           538,730
Johnson Co., KS (Olathe) USD #233 G.O.
 AMBAC Insured                                      Aaa       AAA        5.625     09/01/14         650,000           684,437
Kansas City, KS (Rainbow Towers) Multi-Family
 Hsg. FHA Gtd.                                      NR        AAA        6.600     07/01/14         250,000           254,730
Kansas City/Leavenworth Co./Lenexa, KS GNMA
 Coll. Mtg. Rev. GNMA Gtd.                          NR        AAA        8.400     05/01/15         205,000           215,707
Kansas City/Leavenworth Co./Lenexa, KS GNMA
 Coll. Mtg. Rev. GNMA Gtd.                          NR        AAA        7.850     11/01/10         590,000           624,751
Kansas City/Leavenworth Co./Lenexa, KS GNMA
 Coll. Mtg. Rev. GNMA Gtd.                          NR        AAA        8.000     11/01/20         145,000           154,234
Kansas City, KS Utility System Ref. & Imp.
 AMBAC Insured                                      Aaa       AAA        6.300     09/01/16       2,000,000         2,217,700
Kansas City, KS Utility System Ref. & Imp.
 FGIC Insured                                       Aaa       AAA        6.375     09/01/23       7,750,000         8,605,290
KS Dev. Finance Auth. (Sect. 8) Hsg. Dev. Rev.
 Ref. MBIA Insured                                  Aaa       AAA        6.000     07/01/12         200,000           203,440
KS Dev. Finance Auth. (Sect. 8) Hsg. Dev. Rev.
 Ref. MBIA Insured                                  Aaa       AAA        6.300     07/01/12         285,000           291,207
KS Dev. Finance Auth. (Sect. 8) Hsg. Dev. Rev.
 Ref. MBIA Insured                                  Aaa       AAA        6.400     01/01/24         770,000           776,799
KS Dev. Finance Auth. (Brd. of Regents)
 AMBAC Insured                                      Aaa       AAA        5.875     06/01/21         750,000           792,772
KS Dev. Finance Auth. (El Dorado/Larned) Ref.
 Rev. MBIA Insured                                  Aaa       AAA        6.000     02/01/12       2,000,000         2,170,000
KS Dev. Finance Auth. (Stormont Vail) Hlth.
 Care Rev. MBIA Insured                             Aaa       AAA        5.800     11/15/16         450,000           478,620
KS Dev. Finance Auth. (Stormont Vail) Hlth.
 Care Rev. MBIA Insured                             Aaa       AAA        5.800     11/15/21         430,000           460,831
KS Dev. Finance Auth. (Stormont Vail) Hlth.
 Care Rev. MBIA Insured                             Aaa       AAA        5.800     11/15/16       1,550,000         1,648,580
KS Dev. Finance Auth. (Stormont Vail) Hlth.
 Care Rev.                                          Aaa       AAA        5.800     11/15/21         680,000           723,914
KS Dev. Finance Auth. (St. Luke's/Shawnee
 Mission) Rev. MBIA Insured                         Aaa       AAA        5.375     11/15/26       1,500,000         1,508,910
KS St. Dev. Finance Auth. (Hays Med. Ctr.)
 Rev. MBIA Insured                                  Aaa       AAA        5.500     11/15/17         500,000           514,165
KS St. Dev. Finance Auth. (Hays Med. Ctr.)
 Rev. MBIA Insured                                  Aaa       AAA        5.500     11/15/22       1,250,000         1,289,662
KS Turnpike Authority Rev. AMBAC Insured            Aaa       AAA        5.400     09/01/09         260,000           271,874
Leavenworth Co., KS (Lansing) USD #469 G.O.
 AMBAC Insured                                      Aaa       AAA        5.750     09/01/14         875,000           922,451
Leavenworth Co., KS (Lansing) USD #469 G.O.
 AMBAC Insured                                      Aaa       AAA        5.750     09/01/15         930,000           978,881
Lenexa, KS (Barrington Park) Multi-Family Hsg.
 Rev. ASSET GUAR. Insured                           Aaa       AAA        6.050     02/01/06         350,000           359,222
Lenexa, KS (Barrington Park) Multi-Family Hsg.
 Rev. ASSET GUAR. Insured                           Aaa       AAA        6.450     02/01/18       2,500,000         2,538,825
McPherson Co., KS (McPherson) USD #418 G.O.
 CGIC Insured                                       Aaa       AAA        5.750     09/01/13         350,000           373,992
Miami Co., KS Water Dist. #2 Ref. Rev.              Aaa       AA         6.100     06/01/06         230,000           243,625
Miami Co., KS Water Dist. #2 Ref. Rev.
 ASSET GUAR. Insured                                Aaa       AA         6.100     12/01/06         255,000           271,710
Miami Co., KS Water Dist. #2 Ref. Rev.
 ASSET GUAR. Insured                                Aaa       AA         6.150     06/01/07         245,000           261,192
Olathe, KS Hlth. Care Ref. AMBAC Insured            Aaa       AAA        6.000     05/01/19         900,000           943,533
Olathe, KS Hlth. Care Ref. AMBAC Insured            Aaa       AAA        6.000     09/01/11       1,000,000         1,054,190
Olathe, KS Hlth. Care Ref. AMBAC Insured            Aaa       AAA        5.875     09/01/16       2,000,000         2,124,480
Olathe, KS (Medical Ctr.) Hlth. Care AMBAC Insured  Aaa       AAA        5.500     09/01/18         730,000           752,309
Olathe, KS (Medical Ctr.) Hlth. Care AMBAC Insured  Aaa       AAA        5.500     09/01/24         740,000           756,199
Olathe/Labette Co., KS GNMA Coll. Mtg. Rev.
 MBIA Insured                                       Aaa       AAA        8.000     11/01/20         185,000           193,617
Olathe/Labette Co., KS GNMA Coll. Mtg. Rev.
 GNMA Gtd.                                          NR        AAA        7.750     09/01/22         155,000           162,240
Pratt, KS Electric Utility Sys. Ref. & Imp.
 Rev. AMBAC Insured                                 Aaa       AAA        6.600     11/01/07       1,000,000         1,136,660
Salina, KS (Asbury-Saline Regl. Med. Ctr.) Rev.
 Ref. AMBAC  Insured                                Aaa       AAA        5.300     10/01/13         750,000           764,445
Salina, KS Combined Water & Sewage Sys. Imp.
 Rev. MBIA Insured                                  Aaa       AAA        6.250     10/01/12         500,000           547,520
Sedgwick/Shawnee Cos., KS Single Family Mtg.
 Ref. Rev. GNMA Gtd.                                Aaa       NR         7.750     11/01/24         540,000           558,868
Sedgwick/Shawnee Cos., KS Single Family Mtg.
 GNMA Gtd.                                          Aaa       NR         8.050     05/01/24         375,000           390,458
Sedgwick/Shawnee Cos., KS Single Family Mtg.
 GNMA Gtd.                                          Aaa       NR         7.800     11/01/24         460,000           478,740
Sedgwick/Shawnee Cos., KS Coll. Mtg. Rev.
 GNMA Gtd.                                          NR        AAA        8.250     11/01/20         335,000           350,648
Sedgwick/Shawnee Cos., KS Coll. Mtg. Loan
 GNMA Gtd.                                          NR        AAA        7.875     04/01/11         365,000           383,757
Sedgwick/Shawnee Cos., KS Coll. Mtg. Rev.
 MBIA Gtd.                                          Aaa       AAA        7.875     12/01/21         280,000           290,251
Sedgwick/Shawnee Cos., KS Coll. Mtg. Loan
 GNMA Gtd.                                          Aaa       NR         7.000     12/01/98          85,000            85,003
Sedgwick Co., KS USD #260 (Derby) G.O.
 AMBAC Insured                                      Aaa       AAA        6.000     10/01/10         500,000           541,305
Sedgwick Co., KS (Maize) USD #266 G.O.
 FGIC Insured                                       Aaa       AAA        5.500     09/01/10         315,000           331,389
Seward Co., KS G.O.                                 Aaa       AAA        6.000     08/15/13         750,000           816,690
Shawnee Co., KS (Auburn-Washburn) USD #437 G.O.
 FGIC Insured                                       Aaa       AAA        6.600     09/01/09         500,000           547,885
Shawnee Co., KS (Auburn-Washburn) G.O.
 AMBAC Insured                                      Aaa       AAA        5.250     09/01/11         250,000           257,952
Shawnee Co., KS (Auburn-Washburn) G.O.
 AMBAC Insured                                      Aaa       AAA        5.250     09/01/12         350,000           360,154
Wellington, KS Elect. Water & Sew. Util. Sys.
 Rev. AMBAC Insured                                 Aaa       AAA        6.250     05/01/12       1,250,000         1,367,637
Wichita, KS Airport Auth. Facilities Ref. Rev.
 ASSET GUAR. Insured                                Aaa       AAA        7.000     03/01/05         440,000           469,982
Wichita, KS (St. Francis Reg. Med. Ctr.) Facs.
 Imp. MBIA Insured                                  Aaa       AAA        6.250     10/01/10         250,000           274,578
Wichita, KS (St. Francis Reg. Med. Ctr.) Facs.
 Imp. Ref. MBIA Insured                             Aaa       AAA        6.250     10/01/10       1,000,000         1,098,310
Wichita, KS Public Bldg. Comm. Rev. WSU
 AMBAC Insured                                      Aaa       AAA        5.750     02/01/17         350,000           368,126
Wichita, KS Water & Sewer Utility Ref. & Imp.
 FGIC Insured                                       Aaa       AAA        6.000     10/01/12       1,000,000         1,080,110
Wichita, KS Multi-Family Hsg. Rev. Ref. GNMA Gtd.   Aaa       NR         6.125     08/20/28       1,900,000         1,914,440
Wyandotte Co., KS G.O. Ref. & Imp. FGIC Insured     Aaa       AAA        7.000     09/01/05         125,000           131,421
                                                                                                                 ------------
                                                                                                                 $ 59,328,852
                                                                                                                 ------------
LEISURE & RECREATION
Blue Valley, KS Recreation Commission COP's         NR        NR         6.600%    04/01/07     $   245,000      $    266,278
Johnson Co., KS Park & Recreation Rev. Ref.         NR        NR         7.200     01/01/09         500,000           526,285
                                                                                                                 ------------
                                                                                                                 $    792,563
                                                                                                                 ------------
HEALTH CARE
Kansas City, KS Hosp. Rev. (Prov.-St. Margaret)
 Hlth. Ctr.                                         NR        A-         8.100%    12/01/04     $   574,000      $    594,469
Kansas City, KS (St. Margaret Hlth. Ctr.)
 Hosp. Rev.                                         Aa        NR         5.900     08/01/05         300,000           322,437
Lawrence, KS (Memorial Hosp.) Hosp.                 A         NR         6.000     07/01/09       2,000,000         2,124,020
Lawrence, KS (Memorial Hosp.) Hosp.                 A         NR         6.200     07/01/14       1,200,000         1,288,032
Lawrence, KS (Memorial Hosp.) Rev.                  A         NR         6.200     07/01/19       1,725,000         1,837,177
Lawrence, KS (Memorial Hosp.) Rev.                  A-3       NR         5.375     07/01/14         250,000           251,338
Lawrence, KS (Memorial Hosp.) Rev.                  Aa-3      NR         5.350     07/01/21         250,000           246,432
Merriam, KS (Shawnee Mission Med. Ctr.) Rev. Ref.   NR        A-         7.250     09/01/21       1,000,000         1,120,780
Wichita, KS (KS Masonic Home) Hlth. Care Rev.       NR        NR         6.375     12/01/22       1,775,000         1,769,089
Wichita, KS (St. Francis Hosp. & Sch.) Hosp.
 Rev. ESCROWED                                      NR        AAA        6.750     10/01/07         595,000           630,920
Wichita, KS (Riverside Hlth. Sys.) Hosp. Fac.
 Imp. Rev.                                          NR        NR         6.250     04/01/21       3,000,000         3,082,890
Wichita, KS (CSJ Hlth. Sys.) Rev.                   NR        A-         7.000     11/15/08         640,000           699,347
Wichita, KS (CSJ Hlth. Sys.) Rev.                   NR        A-         7.200     10/01/15       2,225,000         2,461,473
Wichita, KS (CSJ Hlth. Sys.) Rev.                   NR        A-         7.000     11/15/18       2,350,000         2,604,364
                                                                                                                 ------------
                                                                                                                 $ 19,032,768
                                                                                                                 ------------
POLLUTION CONTROL
KS Dev. Finance Auth. (KS Water Fund) PCR           Aa        AA+        6.000%    11/01/14     $   500,000      $    537,865
KS Dev. Finance Auth. (KS Water Fund) PCR           Aa-1      AA+        5.600     05/01/17       1,000,000         1,048,800
                                                                                                                 ------------
                                                                                                                 $  1,586,665
                                                                                                                 ------------
REAL ESTATE
Goddord, KS (IFR Sys.) Ind. Rev. Ref. & Imp.        NR        NR         6.250%    05/01/12     $   500,000      $    514,955
Hays, KS Sales Tax Rev.                             NR        NR         6.875     09/01/12         500,000           543,305
Hiawatha, KS (Wal-Mart Stores) Industrial
 Rev. Ref.                                          NR        AA         6.750     01/01/06         595,000           632,997
KS Dev. Finance Auth. (KS Hwy. Patrol Training
 Fac.) Rev.                                         NR        NR         6.300     12/01/05         450,000           484,277
Wichita, KS (Cessna Citation Svc.) Airport
 Facs. Rev.                                         NR        AA+        7.250     05/15/30         100,000           100,000
Wichita, KS Public Bldg. Commission Real
 Estate Rev.                                        A         A+         5.500     08/01/14       1,215,000         1,253,005
                                                                                                                 ------------
                                                                                                                 $  3,528,539
                                                                                                                 ------------
TRANSPORTATION
KS Dept. of Transportation Highway Rev.             Aa        AA         6.000%    09/01/09     $   150,000      $    163,092
KS Dept. of Transportation Highway Rev.             Aa        AA         6.000     09/01/12       2,200,000         2,390,982
KS Dept. of Transportation Highway Rev.             Aa        AA         5.375     03/01/13       1,000,000         1,031,840
                                                                                                                 ------------
                                                                                                                 $  3,585,914
                                                                                                                 ------------
EDUCATION
Cowley Co., KS Community College COP's              A         NR         7.000%    03/01/12     $   900,000      $    974,430
Douglas Co., KS USD # 497 (Lawrence) G.O.           Aa        NR         6.000     09/01/15       1,000,000         1,093,690
Gray Co., KS (Cimmarron) USD #102 G.O.              NR        NR         6.800     09/01/15         500,000           552,285
Johnson Co., KS ( Blue Valley) USD #229 G.O.        Aa-1      AA         5.500     10/01/17       1,375,000        1.414.,614
KS Dev. Fin. Auth. (KS Brd. Rgts.- Lewis
 Field Stadium)                                     NR        NR         6.000     04/01/08         500,000           531,395
KS Dev. Fin. Auth. (KS Brd. Rgts.) Energy
 Cons. Rev.                                         A         A+         6.350     03/01/09         300,000           324,975
Lyon Co., KS USD #253 G.O. Ref.                     A         NR         5.600     10/01/10         650,000           682,208
                                                                                                                 ------------
                                                                                                                 $  5,573,597
                                                                                                                 ------------
UTILITIES
Gardner, KS Electric Utility Rev.                   NR        NR         7.000%    11/01/09     $ 1,000,000      $  1,099,100
Atchison, KS Sewer System Rev.                      NR        NR         6.700     09/01/12         115,000           122,772
Atchison, KS Sewer System Rev.                      NR        NR         6.700     09/01/13         125,000           133,448
Johnson Co., KS Water Dist. #1 Water Rev. Ref.      Aa        AA+        6.500     12/01/13         500,000           542,030
Johnson Co., KS Water Dist. #1 Rev.                 Aa        AA+        6.250     12/01/11         700,000           767,347
Johnson Co., KS Water Dist. #1 Rev.                 Aa        AA+        5.750     12/01/19         500,000           523,715
KS Rural Water Finance Auth. PWS Dist. #6 Rev.      NR        NR         6.000     05/01/17         255,000           263,971
Park City, KS Sewer System Rev.                     NR        NR         5.500     12/01/09       1,000,000         1,028,190
Scott City, KS G.O. Water System Ref.               NR        NR         6.100     09/01/14         625,000           675,981
                                                                                                                 ------------
                                                                                                                 $  5,156,554
                                                                                                                 ------------
TOTAL KANSAS MUNICIPAL BONDS (COST:  $119,674,520)                                                               $126,606,609
                                                                                                                 ------------
SHORT TERM SECURITIES (0.9%)
Federated Tax Free Trust                                                                                         $    371,141
Federated Intermediate Municipal Trust                                                                                841,571
                                                                                                                 ------------
TOTAL SHORT-TERM SECURITIES (COST: $1,211,141)                                                                   $  1,212,712
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $120,885,661)                                                             $127,819,321
OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                  382,133
                                                                                                                 ------------
NET ASSETS                                                                                                       $128,201,454
                                                                                                                 ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Assets and Liabilities July 31, 1997
-------------------------------------------------

Assets
     Investment in securities, at value (cost: $120,885,661)         $     127,819,321
     Cash                                                                      145,454
     Accrued dividends receivable                                                5,533
     Accrued interest receivable                                             2,308,768
     Receivable for fund shares sold                                           122,079
                                                                     -----------------
        Total Assets                                                 $     130,401,155
                                                                     -----------------

Liabilities
     Dividends payable                                               $         525,561
     Accrued expenses                                                          109,176
     Security purchases payable                                              1,496,490
     Payable for fund shares redeemed                                           68,474
                                                                     -----------------
        Total Liabilities                                            $       2,199,701
                                                                     -----------------

Net Assets                                                           $     128,201,454
                                                                     =================
       Net asset value per share, 10,321,705 shares
       outstanding                                                   $           12.42
                                                                     =================

The accompanying notes are an integral part of these financial statements.

Statement of Operations for the year ended July 31, 1997

INVESTMENT INCOME
     Interest                                                        $       7,654,418
     Dividend                                                                   74,144
                                                                     -----------------
         Total Investment Income                                     $       7,728,562
                                                                     -----------------

EXPENSES
     Investment advisory fees                                        $         650,009
     Distribution fees (12b-1)                                                 325,005
     Custodian fees                                                             20,256
     Transfer agent fees                                                       133,688
     Accounting service fees                                                    77,994
     Audit and legal fees                                                        9,355
     Directors fees                                                              8,520
     Printing and postage                                                       15,817
     Insurance                                                                   6,887
     License, fees, and registrations                                            6,231
                                                                     -----------------
        Total Expenses                                               $       1,253,762
      Less expenses waived  or absorbed
      by the Fund's manager                                                     46,741
                                                                     -----------------
        Total Net Expenses                                           $       1,207,021
                                                                     -----------------
NET INVESTMENT INCOME                                                $       6,521,541
                                                                     -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                         $        (185,271)
     Futures transactions                                                   (2,036,941)
     Net change in unrealized appreciation (depreciation)
      of investments                                                         5,213,589
                                                                     ------------------
          Net Realized And Unrealized Gain (Loss) On Investments     $       2,991,377
                                                                     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                            $       9,512,918
                                                                     =================

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Changes in Net Assets
For the years ended July 31, 1997 and 1996
------------------------------------------

                                                                       For The                For The
                                                                      Year Ended             Year Ended
                                                                     July 31, 1997          July 31, 1996
                                                                     ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                           $   6,521,541          $   6,881,050
     Net realized gain (loss) on investment and futures transactions    (2,222,212)               905,123
     Net unrealized appreciation (depreciation) on investments           5,213,589               (215,174)
                                                                     ------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations      $   9,512,918          $   7,570,999
                                                                     ------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                            $  (6,521,541)         $  (6,881,050)
     Distributions from net realized gain on investment transactions             0                      0
                                                                     ------------------------------------
     Total Dividends and Distributions                               $  (6,521,541)         $  (6,881,050)
                                                                     ------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                    $   6,910,719          $  11,224,770
     Proceeds from reinvested dividends                                  4,496,123              4,686,205
     Cost of shares redeemed                                           (18,545,716)           (14,343,258)
                                                                     ------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                 $  (7,138,874)         $   1,567,717
                                                                     ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              $  (4,147,497)         $   2,257,666

NET ASSETS, BEGINNING OF PERIOD                                        132,348,951            130,091,285
                                                                     ------------------------------------
NET ASSETS, END OF PERIOD                                            $ 128,201,454          $ 132,348,951
                                                                     ====================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 1997

Note 1.     ORGANIZATION

Business Operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 1997, a net capital loss carryforward totaling $4,280,562, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 31, 1997, there were unlimited shares of no par authorized; 10,321,705 and 10,905,053 shares were outstanding at July 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                                          Shares
                                               -------------------------------
                                                 For The           For The
                                                Year Ended        Year Ended
                                               July 31, 1997     July 31, 1996
                                               -------------------------------
Shares sold                                       563,448           918,984
Shares issued on reinvestment of dividends        367,495           383,410
Shares redeemed                                (1,514,291)       (1,174,350)
                                               -------------------------------
Net increase (decrease)                          (583,348)          128,044
                                               ===============================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $650,009 of investment advisory fees for the year ended July 31, 1997. The Fund has a payable to Ranson Capital Corporation of $53,230 at July 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25% of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. The Fund has recognized $325,005 of 12b-1 fee expenses for the year ended July 31, 1997. The Fund has a payable to Capital of $26,615 at July 31, 1997 for 12b-1 fees. In addition, the Fund has engaged ND Capital Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 1997 commissions earned by ND Capital, Inc. totaled $3,125 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $133,688 of transfer agency fees for the year ended July 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $77,994 of accounting service fees for the year ended July 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $23,601,502 and $29,827,729, respectively, for the year ended July 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $120,885,661, and the net unrealized appreciation of investments based on the cost was $6,933,660, which is comprised of $7,090,617 aggregate gross unrealized appreciation and $156,957 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
----------------------------------------------------------------------

                                               For the         For the          For the          For the          For the
                                              Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
                                             July 31, 1997   July 31, 1996    July 31, 1995    July 31, 1994    July 31, 1993
                                             --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     12.14     $      12.07     $      12.00     $      12.67     $     12.22
                                             --------------------------------------------------------------------------------
Income from Investment Operations:
    Net Investment Income                    $       .61     $        .69     $        .65     $        .66     $       .69
    Net realized and unrealized gain
     (loss) on investments                           .28              .07              .07             (.53)            .50
                                             --------------------------------------------------------------------------------
        Total From Investment Operations     $       .89     $        .76     $        .72     $        .13     $      1.19
                                             --------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income    $      (.61)    $       (.69)    $       (.65)    $       (.66)    $      (.69)
     Distributions from net capital gains            .00              .00              .00             (.14)           (.05)
                                             -------------------------------------------------------------------------------
        Total Distributions                  $      (.61)    $       (.69)    $       (.65)    $       (.80)    $      (.74)
                                             --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     12.42     $      12.14     $      12.07     $      12.00     $     12.67
                                             ===============================================================================
Total Return                                 7.56%(A)        5.90%(A)         6.23%(A)         0.91%(A)         10.08%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
      (in thousands)                         $128,201        $  132,349       $  130,091       $  127,337       $  100,207
     Ratio of net expenses (after expense
      assumption) to average net assets       0.93%(B)          0.85%(B)         0.82%(B)         0.70%(B)         0.75%(B)
     Ratio of net investment income to
      average net assets                      5.02%             5.18%            5.46%            5.26%            5.53%
     Portfolio turnover rate                 18.64%            20.14%           57.00%           55.00%           62.00%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $46,741, $212,056, $295,875, $419,129, and $282,407, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.97%, 1.01%, 1.06%, 1.06%, and 1.13%, respectively.

                     INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Kansas Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Municipal Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 31, 1997, the related statement of operations for the period then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlightsfor the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three periods ended July 31, 1995, were audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Municipal Fund of the Ranson Managed Portfolios, as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the two years in the peiod then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1997

Dear Shareholders,

We are pleased to submit the annual report for The Kansas Insured Intermediate Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the year ended July 31, 1997.

The Kansas Insured Intermediate Fund turned in steady performance for the period. Net asset value per share was $12.19 at the beginning of the period and increased to $12.23 by July 31, 1997.

Management Discussion and Analysis:

Both the optimists and the pessimists can find comfort in the latest batch of economic data. For the optimists, the economy's inflation threatening growth has lost momentum, lessening one of the biggest concerns in the financial markets. In April, job-creation downshifted measurably, retail sales fell, businesses started with higher inventories, and factories cut production. Wholesale prices fell for the fourth consecutive month, and the consumer price index edged up 0.1 percent keeping it on track to increase by less than 3 percent again this year.

The pessimists look at the same data and put an entirely different spin on things. They contend that the slowdown was inevitable from the first quarter's robust 6 percent pace. Beneath the surface, growth resurgence will rise with the tight labor market and a jobless rate hovering at a 24 year low. Also supporting their views are climbing wages and an upbeat household sector as indicated by consumer confidence.

For the time being, the Federal Reserve is siding with the optimists. In the past, this may have provoked a negative reaction in the financial markets, as investors would worry that the Central Bank was relaxing its anti-inflation policy. But Chairman Allan Greenspan and his colleagues have built up formidable inflation-fighting credentials.

During the second half of the fiscal year the Fund utilized a partial hedge. Futures contracts in U.S. Treasury Bonds were employed. As interest rates rose this had the effect of minimizing share price erosion. As interest rates retreated share price increases were tempered. The overall effect to the Fund during the year was a greater degree of share price stability.

Looking into our crystal ball, we feel that the economy's current slowdown is more likely to be temporary. That prospect increases the odds of a rate hike by the Federal Reserve in the coming months. As such, we remain concerned (and have positioned the portfolio accordingly) that a modest increase in rates may be needed to prevent unbridled growth.

Diversification remains an important strategy for the Fund. Among our purchases during the year were bonds issued by housing authorities, school districts and hospitals.

Moving forward, management intends to maintain the portfolio quality while diversifying throughout the State. Reasonable tax-exempt income and preservation of capital remain as the chief objectives of the Fund.

We would like to thank you for your support and look forward to serving you in the future.

Sincerely,



Robert E. Walstad                                  Monte L. Avery
President                                          Chief Portfolio Strategist

SHAREHOLDER REPORTS REVISED
---------------------------
Your fund's annual report is your best source for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you. In addition, the coverletter includes commentary from your fund's portfolio manager on what might be expected in the coming months. Specifically, your report now includes:

*   Terms you'd need to know related to your fund
*   A look at your fund's portfolio composition
*   The quality and years to maturity of the fund's underlying investments
*   A look at your fund's average annual total returns

Terms & Definitions
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Duration
     A measurement of a security or a portfolio's price volatility based on maturity, callability and coupon rate. The larger the number, the greater the price change for a given interest rate change.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA" and "A" indicate highest quality. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
     It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA          100.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation the investment adviser

Portfolio Market Sectors
(as a % of Market Value)
------------------------
[pie chart]
I-Insured     100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]
               Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and Lehman Brosthers Municipal 7 Year Maturity Bond Index

               The Kansas Insured    The Kansas Insured    Lehman Brothers
               Intermediate Fund     Intermediate Fund     Municipal 7 Year
               w/o sales charge      w/ max sales charge   Maturity Bond Index
               ---------------------------------------------------------------
11/23/1992     $10,000               $ 9,725               $10,000
1993           $10,829               $10,531               $10,694
1994           $11,025               $10,722               $10,981
1995           $11,656               $11,335               $11,869
1996           $12,326               $11,987               $12,470
1997           $12,912               $12,557               $13,548

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

KEY STATISTICS
--------------

07-31-96 NAV(share value)            $12.19
07-31-97 NAV                         $12.23
Average Maturity                       8.7 years
Average Duration                       6.4 years
Number of Issues                      65
Total Net Assets                     $25,533,418

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

       For periods ending July 31, 1997
---------------------------------------------------
1 year            5 year            Since Inception
---------------------------------------------------
4.76%*             N/A                   5.60%*

*The 1 year and Since Inception returns do not include the effect of the 2.75% maximum sales charges. They would have been 1.88% and 4.98% respectively, if they had. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Schedule of Investments  July 31, 1997

                                                                 Ratings
                                                               (Unaudited)
Name of Issuer                                               ---------------
Percentages represent the market value                                  Std. &   Coupon                 Principal      Market
of each investment category to total net assets               Moody's   Poor's    Rate    Maturity       Amount        Value
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (103.1%)

Bourbon Co., KS USD #234 (Fort Scott) Building FSA Insured   Aaa        AAA      6.000%   09/01/10   $   380,000  $   410,130
Bourbon Co., KS USD #234 (Fort Scott) Building FSA Insured   Aaa        AAA      6.000    09/01/11       400,000      431,232
Butler Co., KS (Augusta) USD #402 G.O. AMBAC Insured         Aaa        AAA      5.400    10/01/06       200,000      211,662
Chanute, KS Electric Light, Water & Gas Sys. Ref. Rev.
 MBIA Insured                                                Aaa        AAA      5.875    05/01/04       500,000      527,780
Derby, KS Sewer Utility System Rev. AMBAC Insured            Aaa        AAA      5.000    08/01/08       340,000      343,142
Douglas Co., KS USD #491 (Eudora) G.O. School Bldg.
 Ref. & Imp. AMBAC Insured                                   Aaa        AAA      7.750    03/01/01       190,000      211,557
*Douglas Co., KS USD #491 (Eudora) G.O. School Bldg.
 Ref. & Imp. AMBAC Insured                                   Aaa        AAA      7.750    03/01/03       255,000      296,241
*Douglas Co., KS (Lawrence) USD #497 G.O. FGIC Insured       Aaa        AAA      7.200    09/01/02     1,370,000    1,541,743
Franklin Co., KS G.O. FGIC Insured                           Aaa        AAA      6.100    09/01/02       100,000      104,185
Johnson/Miami Cos., KS (Spring Hill) G.O. FGIC Insured       Aaa        AAA      5.250    12/01/05       350,000      364,210
Johnson Co., KS (DeSoto) USD #232 G.O. CGIC Insured          Aaa        AAA      5.400    03/01/03       100,000      105,223
Johnson Co., KS (DeSoto) USD #232 G.O. MBIA Insured          Aaa        NR       5.100    09/01/08       425,000      437,087
Johnson Co., KS (DeSoto) USD #232 G.O. MBIA Insured          Aaa        NR       5.150    09/01/09       510,000      525,188
Johnson Co., KS (DeSoto) USD #232 G.O. MBIA Insured          Aaa        NR       5.200    09/01/10       600,000      618,864
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured         Aaa        AAA      5.650    09/01/03     1,485,000    1,579,995
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured         Aaa        AAA      6.150    03/01/07       300,000      325,110
Kansas City, KS (Srs. of Prov.-St. Margaret Hlth. Ctr.)
 AMBAC Insured                                               Aaa        AAA      5.700    08/01/03       250,000      263,500
Kansas City, KS Special Obligation ESCROWED in U.S. Govts.   Aaa        AAA      6.000    02/15/03       200,000      214,746
KS Devl. Finance Auth. (Stormont Vail) Hlth. Rev.
 MBIA Insured                                                Aaa        AAA      5.700    11/15/08       450,000      480,807
KS Devl. Finance Auth. (Stormont Vail) Hlth. Rev.
 MBIA Insured                                                Aaa        AAA      5.300    11/15/04       250,000      259,802
KS Devl. Finance Auth. (Stormont Vail) Hlth. Rev.
 MBIA Insured                                                Aaa        AAA      5.400    11/15/05       475,000      497,420
KS Devl. Finance Auth. (Stormont Vail) Hlth. Rev.
 MBIA Insured                                                Aaa        AAA      5.600    11/15/07       100,000      106,661
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA Insured   Aaa        AAA      5.500    10/01/05       250,000      265,533
KS Devl. Finance Auth. MultiFamily Hsg. Rev.                 NR         AAA      5.700    12/01/09       325,000      327,353
KS Devl. Finance Auth. (Hays Med. Ctr.) Rev. MBIA Insured    Aaa        AAA      5.200    11/15/08       375,000      387,525
KS Devl. Finance Auth. (Hays Med. Ctr.) Rev. MBIA Insured    Aaa        AAA      5.300    11/15/09       375,000      386,786
KS State Turnpike Auth. Rev. FGIC Insured                    Aaa        AAA      5.450    09/01/10       200,000      209,256
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                                Aaa        AAA      5.200    11/15/02       160,000      166,523
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                                Aaa        AAA      5.300    11/15/03       170,000      177,623
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                                Aaa        AAA      5.400    11/15/04       155,000      163,038
Leavenworth Co., KS USD #469 (Lansing) FSA Insured           NR         AAA      5.050    09/01/11       500,000      503,405
Lenexa, KS (Barrington Park) MultiFamily Hsg. Rev. Ref.
 ASSET GUAR. Insured                                         Aaa        AAA      5.875    02/01/04       500,000      513,690
Lenexa, KS (Barrington Park) MultiFamily Hsg. Rev. Ref.
 ASSET GUAR. Insured                                         Aaa        AAA      5.950    02/01/05       250,000      258,775
Linn Co., KS (Prairie View) USD #362 G.O. ASSET
 GUAR. Insured                                               Aaa        AA       5.500    11/01/09       500,000      519,735
McPherson Co., KS (McPherson) USD #418 G.O. CGIC Insured     Aaa        AAA      5.500    09/01/05       100,000      106,852
McPherson Co., KS (McPherson) USD #418 G.O. CGIC Insured     Aaa        AAA      5.700    09/01/06       400,000      430,972
McPherson Co., KS USD #448 G.O. FSA Insured                  Aaa        NR       5.950    09/01/10       365,000      394,700
McPherson Co., KS USD #448 G.O. FSA Insured                  Aaa        NR       5.950    09/01/11       390,000      420,900
Miami Co., KS Rural Water Dist. #2 Ref. Rev.
 ASSET GUAR. Insured                                         Aaa        AA       5.750    12/01/04       225,000      233,183
Olathe, KS (Evang. Luth. Good Samaritan Soc.)
 AMBAC Insured                                               Aaa        AAA      5.200    05/01/01       140,000      144,591
Olathe, KS (Evang. Luth. Good Samaritan Soc.) AMBAC Insured  Aaa        AAA      5.400    05/01/02       150,000      156,746
Olathe, KS (Evang. Luth. Good Samaritan Soc.) AMBAC Insured  Aaa        AAA      5.500    05/01/03       110,000      115,843
Olathe, KS (Medical Center) Hlth. Facs. Rev. Ref.
 AMBAC Insured                                               Aaa        AAA      5.600    09/01/05     1,000,000    1,064,440
Salina, KS (Asbury-Salina Regl. Med. Ctr.) Hosp. Rev.
 Ref. AMBAC Insured                                          Aaa        AAA      5.000    10/01/04       300,000      308,184
Sedgwick/Shawnee Cos., KS Coll. Single Family Mtg.
 GNMA Gtd.                                                   Aaa        AAA      5.250    11/01/04       175,000      176,005
Sedgwick Co., KS (Maize) USD #266 G.O. CGIC Insured          Aaa        AAA      5.500    09/01/05       300,000      320,037
Sedgwick Co., KS (Maize) USD #266 G.O. CGIC Insured          Aaa        AAA      5.600    09/01/06       200,000      214,740
Sedgwick Co., KS (Renwick) USD #267 G.O. AMBAC Insured       Aaa        AAA      5.850    11/01/06       290,000      313,954
Sedgwick Co., KS (Renwick) USD #267 G.O. AMBAC Insured       Aaa        AAA      6.000    11/01/07       570,000      604,485
Seward Co., KS G.O. Hospital Ref. AMBAC Insured              Aaa        AAA      5.600    08/15/04       100,000      105,478
Seward Co., KS G.O. Hospital Ref. AMBAC Insured              Aaa        AAA      5.600    08/15/04       150,000      158,217
Shawnee Co. KS USD #437 (Auburn-Wash) AMBAC Insured          Aaa        AAA      6.700    09/01/00       415,000      446,768
Shawnee Co. KS USD #437 (Auburn-Wash) AMBAC Insured          Aaa        AAA      6.625    09/01/01       475,000      516,838
Shawnee Co., KS (Shawnee Heights) USD #450 G.O.
 CGIC Insured                                                Aaa        AAA      6.500    09/01/00       250,000      267,778
Shawnee Co., KS (Topeka) USD #501 G.O. FGIC Insured          Aaa        AAA      5.550    02/01/07       820,000      870,643
Wichita, KS Airport Auth. Facs Ref. Rev. ASSET
 GUAR. Insured                                               Aaa        AAA      7.000    03/01/05       100,000      106,814
Wichita, KS (St. Francis Regl. Med. Ctr.) Hosp. Facs.
 Imp. & Ref. MBIA Insured                                    Aaa        AAA      6.000    10/01/03       250,000      263,125
Wichita, KS (St. Francis Regl. Med. Ctr.) Hosp. Facs.
 Imp. & Ref. MBIA Insured                                    Aaa        AAA      6.100    10/01/04       775,000      821,888
Wichita, KS Multifamily Housing Rev. FNMA Insured            NR         AAA      5.375    07/01/10       625,000      627,769
Wichita, KS Water & Sewer Util. Ref. & Imp. Rev.
 FGIC Insured                                                Aaa        AAA      5.600    04/01/05       610,000      648,442
Wichita, KS Water & Sewer Util. Ref. & Imp. Ref.
 FGIC Insured                                                Aaa        AAA      5.750    10/01/06       150,000      159,162
Wichita, KS Water & Sewer Util. Rev. FGIC Insured            Aaa        AAA      5.000    10/01/11       500,000      500,675
Winfield, KS Electric Sys. Ref. Rev. AMBAC Insured           Aaa        AAA      5.000    09/01/04       580,000      599,024
Wyandotte Co., KS G.O. Ref. & Imp. FGIC Insured              Aaa        AAA      7.000    09/01/05     1,020,000    1,072,397
Wyandotte Co., KS USD #204 (Bonner Springs) AMBAC Insured    Aaa        AAA      5.200    09/01/04       400,000      419,168
                                                                                                                  -----------
TOTAL KANSAS MUNICIPAL BONDS (COST: $25,368,986)                                                                  $26,325,345
                                                                                                                  -----------
SHORT TERM SECURITIES (0.7%)
Federated Intermediate Municipal Trust                                                                            $    73,476
Federated Tax-Free Trust                                                                                               93,350
                                                                                                                  -----------
TOTAL SHORT TERM SECURITIES (COST:  $166,266)                                                                     $   166,826
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES (COST:  $25,535,252)                                                              $26,492,171

OTHER ASSETS LESS LIABILITIES(-3.8%)                                                                                (958,753)
                                                                                                                  -----------
NET ASSETS                                                                                                        $25,533,418
                                                                                                                  ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Assets and Liabilities July 31, 1997
-------------------------------------------------

Assets
     Investment in securities, at value (cost: $25,535,252)            $     26,492,171
     Cash                                                                        27,421
     Accrued dividends receivable                                                 1,900
     Accrued interest receivable                                                468,310
     Deferred organization costs                                                  1,551
                                                                       ----------------
        Total Assets                                                   $     26,991,353
                                                                       ----------------

Liabilities
     Dividends payable                                                 $         92,993
     Accrued expenses                                                            16,020
     Payable for fund shares redeemed                                             5,017
     Security purchases payable                                               1,343,902
     Commissions payable                                                              3
                                                                       ----------------
        Total Liabilities                                              $      1,457,935
                                                                       ----------------

Net Assets                                                             $     25,533,418
                                                                       ================
       Net asset value per share, 2,086,938 shares outstanding         $          12.23
                                                                       ================

Statement of Operations for the year ended July 31, 1997

INVESTMENT INCOME
     Interest                                                          $      1,387,755
     Dividends                                                                   18,227
                                                                       ----------------
         Total Investment Income                                       $      1,405,982
                                                                       ----------------

EXPENSES
     Investment advisory fees                                          $        138,457
     Custodian fees                                                               5,481
     Transfer agent fees                                                         38,157
     Accounting service fees                                                     37,836
     Audit and legal fees                                                         5,820
     Trustees' fees                                                               2,985
     Printing & postage                                                           9,802
     License, fees & registrations                                                2,047
     Insurance                                                                    1,503
     Amortization of organization costs                                           7,715
                                                                       ----------------
        Total Expenses                                                 $        249,803
      Less expenses waived  or absorbed
      by the Fund's manager                                                      40,608
                                                                       ----------------
        Total Net Expenses                                             $        209,195
                                                                       ----------------
NET INVESTMENT INCOME                                                  $      1,196,787
                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                           $         36,621
     Futures transactions                                                      (448,223)
     Net unrealized appreciation (depreciation) on investments                  525,690
                                                                       ----------------
          Net Realized and Unrealized Gain (Loss) on Investments
           and Futures                                                 $        114,088
                                                                       ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                              $      1,310,875
                                                                       ================

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Changes in Net Assets
For the years ended July 31, 1997 and July 31, 1996
--------------------------------------------------

                                                                          For The             For The
                                                                         Year Ended          Year Ended
                                                                        July 31, 1997       July 31, 1996
                                                                        ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                              $    1,196,787      $    1,366,829
     Net realized gain (loss) on investment and futures transactions          (411,602)             46,810
     Net unrealized appreciation (depreciation) on investments                 525,690             340,266
                                                                        ----------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations         $    1,310,875      $    1,753,905
                                                                        ----------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                               $   (1,196,787)     $   (1,366,829)
     Distributions from net realized gain on investment transactions                 0                   0
                                                                        ----------------------------------
     Total Dividends and Distributions                                  $   (1,196,787)     $   (1,366,829)
                                                                        ----------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                       $    1,355,388      $    2,780,585
     Proceeds from reinvested dividends                                        720,398             811,269
     Cost of shares redeemed                                                (7,220,379)         (4,093,311)
                                                                        ----------------------------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                    $   (5,144,593)     $     (501,457)
                                                                        ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 $   (5,030,505)     $     (114,381)

NET ASSETS, BEGINNING OF PERIOD                                             30,563,923          30,678,304
                                                                        ----------------------------------
NET ASSETS, END OF PERIOD                                               $   25,533,418      $   30,563,923
                                                                        ==================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 1997

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight line basis. Accumulated amortization at July 31, 1997 totaled $35,949.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 1997, a net capital loss carryforward totaling $717,376, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.


Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 31, 1997, there were unlimited shares of no par authorized; 2,086,938 and 2,507,133 shares were outstanding at July 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                                           Shares
                                                ------------------------------
                                                   For The         For The
                                                  Year Ended      Year Ended
                                                July 31, 1997    July 31, 1996
                                                ------------------------------
Shares sold                                        110,692          227,680
Shares issued on reinvestment of dividends          58,878           66,410
Shares redeemed                                   (589,765)        (335,874)
                                                ------------------------------
Net increase (decrease)                           (420,195)         (41,784)
                                                ==============================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $138,457 of investment advisory fees for the year ended July 31, 1997. The Fund has a payable to Ranson Capital Corporation of $10,680 at July 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $38,157 of transfer agency fees for the year ended July 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $37,836 of accounting service fees for the year ended July 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $7,745,107 and $11,372,800, respectively, for the year ended July 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $25,535,252, and the net unrealized appreciation of investments based on the cost was $956,919, which is comprised of $956,919 aggregate gross unrealized appreciation.

Financial Highlights Selected per share data and ratios for the period indicated
----------------------------------------------------------------------

                                                                                                           For the Period
                                                                                                           Since Inception
                                             For the         For the         For the         For the       (Nov. 23, 1992)
                                            Year Ended      Year Ended      Year Ended      Year Ended            to
                                           July 31, 1997   July 31, 1996   July 31, 1995   July 31, 1994    July 31, 1993
                                           -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     12.19     $     12.04     $     11.92     $     12.24      $     11.59
                                           -------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                 $       .53     $       .53     $       .54     $       .52      $       .32
     Net realized and unrealized gain
      (loss) on investments                        .04             .15             .12            (.30)             .65
                                           -------------------------------------------------------------------------------
        Total From Investment Operations   $       .57     $       .68     $       .66     $       .22      $       .97
                                           -------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income  $      (.53)    $      (.53)    $      (.54)    $      (.52)     $      (.32)
     Distributions from net capital gains          .00             .00             .00            (.02)             .00
                                           -------------------------------------------------------------------------------
        Total Distributions                $      (.53)    $      (.53)    $      (.54)    $      (.54)     $      (.32)
                                           -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     12.23     $     12.19     $     12.04     $     11.92      $     12.24
                                           ===============================================================================
Total Return                               4.76%(A)        5.75%(A)        5.72%(A)        1.81%(A)         13.50%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
      (in thousands)                       $25,533         $30,564         $30,678         $31,216          $22,110
     Ratio of net expenses (after
      expense assumption) to average
      net assets                           0.76%(C)        0.69%(C)        0.62% (C)       0.51% (C)        0.33%(B)(C)
     Ratio of net investment income to
      average net assets                   4.33%           4.37%           4.57%           4.26%            4.41%(B)
     Portfolio turnover rate              28.68%          19.96%          63.00%          56.00%          152.00%

(A)  Excludes maximum sales charge of 2.75%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $40,608, $71,943, $112,745, $136,079 , and $68,286, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.90%, 0.92%, 0.98%, 0.99%, and 1.24%, respectively.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Kansas Insured Intermediate Fund


We have audited the accompanying statement of assets and liabilities of The Kansas Insured Intermediate Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 31, 1997, the related statement of operations for the period then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods in the years ended July 31, 1995, 1994, and 1993, were audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kansas Insured Intermediate Fund of the Ranson Managed Portfolios, as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1997

Dear Shareholders,

We are pleased to submit the annual report for The Nebraska Municipal Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the year ended July 31, 1997.

The Nebraska Municipal Fund turned in steady performance for the period. Net asset value per share was $11.00 at the beginning of the period and increased to $11.26 by July 31, 1997.

Management Discussion and Analysis:

Both the optimists and the pessimists can find comfort in the latest batch of economic data. For the optimists, the economy's inflation threatening growth has lost momentum, lessening one of the biggest concerns in the financial markets. In April, job-creation downshifted measurably, retail sales fell, businesses started with higher inventories, and factories cut production. Wholesale prices fell for the fourth consecutive month, and the consumer price index edged up 0.1 percent keeping it on track to increase by less than 3 percent again this year.

The pessimists look at the same data and put an entirely different spin on things. They contend that the slowdown was inevitable from the first quarter's robust 6 percent pace. Beneath the surface, growth resurgence will rise with the tight labor market and a jobless rate hovering at a 24 year low. Also supporting their views are climbing wages, and an upbeat household sector as indicated by consumer confidence.

For the time being, the Federal Reserve is siding with the optimists. In the past, this may have provoked a negative reaction in the financial markets, as investors would worry that the Central Bank was relaxing its anti-inflation policy. But Chairman Allan Greenspan and his colleagues have built up formidable inflation-fighting credentials.

During the second half of the fiscal year the Fund utilized a partial hedge. Futures contracts in U.S. Treasury Bonds were employed. As interest rates rose this had the effect of minimizing share price erosion. As interest rates retreated share price increases were tempered. The overall effect to the Fund during the year was a greater degree of share price stability.

Looking into our crystal ball, we feel that the economy's current slowdown is more likely to be temporary. That prospect increases the odds of a rate hike by the Federal Reserve in the coming months. As such, we remain concerned (and have positioned the portfolio accordingly) that a modest increase in rates may be needed to prevent unbridled growth.

Diversification remains an important strategy for the Fund. Among our purchases during the firs half of the year were bonds issued by housing authorities, school districts, hospitals and utilities.

Moving forward, management intends to maintain the portfolio quality while diversifying throughout the State. Reasonable tax-exempt income and preservation of capital remain as the chief objectives of the Fund.

We would like to thank you for your support and look forward to serving you in the future.

Sincerely,

Robert E. Walstad                                  Monte L. Avery
President                                          Chief Portfolio Strategist


SHAREHOLDER REPORTS REVISED
---------------------------

Your fund's annual report is your best source for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you. In addition, the cover letter includes commentary from your fund's portfolio manager on what might be expected in the coming months. Specifically, your report now includes:

*   Terms you'd need to know related to your fund
*   A look at your fund's portfolio composition
*   The quality and years to maturity of the fund's underlying investments
*   A look at your fund's average annual total returns

Terms & Definitions
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Duration
     A measurement of a security or a portfolio's price volatility based on maturity, callability and coupon rate. The larger the number, the greater the price change for a given interest rate change.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA" and "A" indicate highest quality. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA             46.6%
AA              21.3%
A               17.7%
BBB              0.4%
NR              14.0%
(non-rated)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation the investment adviser

Portfolio Market Sectors
(as a % of Market Value)
------------------------
[pie chart]
Housing                     21.9%
Insured/Guaranteed          21.7%
Utilities                   20.1%
Education                   15.1%
General Obligation          10.5%
Real Estate                  8.7%
Health Care                  2.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]
             Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

             The Nebraska         The Nebraska            The Lehman Brothers
             Municipal Fund       Municipal Fund          Municipal
             w/o sales charge     w/ max sales charge     Bond Index
             ----------------------------------------------------------------
11/17/93     $10,000              $ 9,575                 $10,000

1994         $ 9,773              $ 9,357                 $ 9,892
1995         $10,471              $10,026                 $10,673
1996         $11,071              $10,600                 $11,376
1997         $11,909              $11,402                 $12,544

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

KEY STATISTICS
--------------

07-31-96 NAV(share value)           $11.00
07-31-97 NAV                        $11.26
Average Maturity                     20.4 years
Average Duration                      7.4 years
Number of Issues                     70
Total Net Assets                    $27,801,554

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

       For periods ending July 31, 1997
---------------------------------------------------
1 year            5 year            Since Inception
---------------------------------------------------
7.57%*             N/A                   4.83%*

*The 1 year and Since Inception returns do not include the effect of the 4.25% maximum sales charges. They would have been 2.99% and 3.61% respectively, if they had. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Schedule of Investments  July 31, 1997
                                                       Ratings
                                                     (Unaudited)
Name of Issuer                                    ----------------
Percentages represent the market value                       Std. &    Coupon                   Principal        Market
of each investment category to net assets         Moody's    Poor's     Rate     Maturity        Amount          Value
------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (98.1%)

GENERAL OBLIGATION
Hemingford, NE General Obligation                  NR        NR        5.600%    02/15/12      $   115,000   $   117,974
Lincoln/Lancaster Counties, NE Pub. Bldg.
 Comm. Tax Lease Rental                            Aa        AA+       5.800     10/15/18          725,000       779,223
Lincoln/Lancaster Counties, NE Pub. Bldg.
 Comm. Rev.                                        Aa        AA+       5.875     10/15/23          850,000       894,081
Lincoln, NE G.O. Storm Sewer & Drainage System     Aa        AAA       5.500     06/01/14          200,000       207,512
Lincoln, NE G.O. Various Purpose                   Aa        AAA       5.500     12/01/15          200,000       207,096
Omaha, NE Various Purpose                          Aaa       AAA       6.250     12/01/12          250,000       275,940
Omaha, NE Various Purpose                          Aaa       AAA       6.250     12/01/14          250,000       276,185
Papillion, NE General Obligation                   NR        NR        6.150     07/01/12          105,000       109,518
                                                                                                             -----------
                                                                                                             $ 2,867,529
                                                                                                             -----------
HEALTH CARE
Hall Co., NE Hosp. Auth. (Regency Rtmt.) Rev.      NR        NR        6.000%    12/01/18      $    85,000   $    83,519
Lancaster Co., NE (Lincoln Med. Ed. Fdn. Hosp.)
 Hosp. Auth. #1                                    NR        NR        5.700     02/01/11          100,000       103,479
Lancaster Co., NE (Lincoln Med. Ed. Fdn. Hosp.)
 Hosp. Auth. #1                                    NR        NR        5.800     02/01/12          175,000       181,260
NE Invt. Finance Auth. (Great Plains Regl.
 Med. Ctr.) Rev.                                   NR        AA        6.500     05/15/14          150,000       161,816
                                                                                                             -----------
                                                                                                             $   530,074
                                                                                                             -----------
HOUSING
NE Invt. Finance Auth. (Muirfield Greens)
 Multifamily Rev.                                  Aa        NR        6.800%    12/01/15      $   380,000   $   395,933
NE Invt. Finance Auth. (Muirfield Greens)
 Multifamily Rev.                                  Aa        NR        6.850     12/01/25          525,000       550,967
*NE Invt. Finance Auth. Single Family Hsg. Rev.    NR        AAA       6.600     09/01/20          710,000       727,395
NE Invt. Finance Auth. Single Family Hsg. Rev.     NR        AAA       6.500     09/01/18          400,000       404,568
NE Invt. Finance Auth. Single Family Hsg. Rev.     NR        AAA       5.850     09/01/17        1,800,000     1,805,688
NE Invt. Finance Auth. Single Family  Hsg. Rev.    Aaa       AAA       6.300     09/01/28        1,110,000     1,117,437
NE Invt. Finance Auth. Single Family Hsg. Rev.     NR        AAA       5.850     09/01/28          470,000       471,993
NE Invt. Finance Auth. Multifamily Hsg. Rev.       NR        AAA       6.200     06/01/28          500,000       501,315
                                                                                                             -----------
                                                                                                             $ 5,975,296
                                                                                                             -----------
INSURED/GUARANTEED
Buffalo Co., NE (Srs. Charity Hlth. Care) Hosp.
 Auth.  MBIA Insured                               Aaa       AAA       6.375%    05/15/04      $  250,000    $   270,740
*Buffalo Co., NE (Srs. Charity Hlth. Care) Hosp.
 Rev. MBIA Insured                                 Aaa       AAA       6.625     05/15/09         300,000        328,356
Cass Co., NE School District #001 G.O.
 FGIC Insured                                      Aaa       AAA       6.250     12/01/14         300,000        325,371
Cass Co., NE School District #001 G.O.
 FGIC Insured                                      Aaa       AAA       6.350     12/01/19         300,000        328,779
Douglas Co., NE Hosp. Auth. (Alegent Hlth.
 Immanuel) AMBAC Insrd.                            Aaa       AAA       5.250     09/01/21         250,000        245,575
Douglas Co., NE Hosp. Dist. #2 (Cath. Hlth.
 Corp.) Rev. MBIA Insured                          Aaa       AAA       5.500     11/15/21         340,000        347,677
Gage Co., NE SD #15 G.O. AMBAC Insured             NR        AAA       5.900     12/15/16         850,000        897,447
Lancaster Co., NE School District #145
 (Waverly) AMBAC Insured                           Aaa       AAA       5.500     12/01/16         100,000        103,375
Lincoln, NE (Lincoln Gen. Hosp.) Rev. & Ref.
 CGIC Insured                                      Aaa       AAA       6.200     12/01/14          50,000         54,362
NE Education  Finance Auth. (Creighton Univ.)
 Rev. AMBAC Insured                                Aaa       AAA       5.950     01/01/11         300,000        316,440
NE Invt. Finance Auth. Single Family Hsg.
 Rev. GNMA Gtd.                                    NR        AAA       6.200     09/01/17         250,000        254,537
NE Invt. Finance Auth. Single Family Hsg.
 Rev. GNMA Gtd.                                    Aaa       AAA       6.250     03/01/21         300,000        302,238
NE Invt. Finance Auth. Multifamily Hsg.
 Rev. GNMA Gtd.                                    NR        AAA       6.000     06/01/17         500,000        502,340
NE Invt. Finance Auth. Multifamily Hsg. Rev.
 GNMA Gtd.                                         NR        AAA       6.100     06/01/29         500,000        502,045
Northeast NE Solid Waste Facility Rev.
 MBIA Insured                                      Aaa       AAA       5.900     05/15/15         600,000        624,900
Omaha, NE Airport Auth. Rev. Ref. MBIA Insured     Aaa       AAA       5.250     01/01/13         100,000        101,702
Otoe Co., NE School District #111
 (Nebraska City) AMBAC Insured                     Aaa       AAA       5.800     11/15/14         400,000        425,956
                                                                                                             -----------
                                                                                                             $ 5,931,840
                                                                                                             -----------
REAL ESTATE
David City, NE (Henningsen Foods) IDR              NR        NR        6.400%    12/15/02      $   25,000    $    25,861
Douglas Co., NE G.O. Sanitary & Improvement
 Dist. #295                                        NR        NR        6.500     06/01/17         750,000        780,638
Northeast NE Juvenile Ser. Auth. Rev.              NR        NR        6.375     06/01/17         280,000        284,875
Omaha,  NE Parking Facilities Corp.
 (Omaha Park 4/5) Lse. Rev.                        Aa-1      AAA       5.700     09/15/15         750,000        785,842
Sarpy Co., NE (Willow Springs) San. & Impt.
 Dist. #86 Ref.                                    NR        NR        6.250     01/15/17         100,000        103,193
Sarpy Co., NE (Prairie Corners) San & Impt.
 Dist. #52                                         NR        NR        6.000     10/01/17         300,000        304,743
Sarpy Co., NE (Fair Meadows) SID #142 G.O.         NR        NR        5.850     08/15/17         100,000        100,454
                                                                                                             -----------
                                                                                                             $ 2,385,606
                                                                                                             -----------
EDUCATION
Chadron St. College, NE Student Fees & Facs.
 Rev. Ref.                                         NR        NR        5.700%    07/01/11      $  300,000    $   304,422
Cuming Co., NE School District #020
 (Bancraft/Rosalie)                                NR        NR        5.750     12/15/17         100,000        102,875
Kearney Co., NE School District #503 G.O.          NR        NR        6.150     12/15/12         100,000        103,966
Merrick Co., NE School District #49 G.O.           NR        NR        6.200     07/01/10          45,000         47,093
Merrick Co., NE School District #49 G.O.           NR        NR        6.250     07/01/14          50,000         52,977
NE Higher Education Loan Pgm. Junior
 Subord. Term                                      A         NR        6.450     06/01/18         400,000        426,176
NE Higher Education Loan Pgm. Senior
 Subord. Term                                      Aa        NR        6.250     06/01/18         800,000        833,312
NE Higher Education Loan Pgm. (Student Loan) Rev.  A         NR        5.875     06/01/14       1,350,000      1,376,311
NE Educ. Finance Auth. (Midland Luth.
 College) Rev.                                     NR        NR        6.250     06/15/15         100,000        103,223
NE State Education Service Unit #3 Rev.            NR        NR        5.500     06/01/13         500,000        509,100
Washington Co., NE School District #1
 General Obligation                                NR        A         5.800     07/15/11         100,000        104,905
Washington Co., NE (Blair) School District #1
 General Obligation                                NR        A         5.900     07/15/15         135,000        143,529
                                                                                                             -----------
                                                                                                             $ 4,107,889
                                                                                                             -----------
UTILITIES
Beatrice, NE Combined Utilities Rev.               NR        NR        5.600%    09/15/10      $  120,000    $   122,947
Beatrice, NE Combined Utilities Rev.               NR        NR        5.700     09/15/11         125,000        128,224
Grand Island, NE Sewer System Rev.                 A         NR        6.000     04/01/14         280,000        303,920
Hastings, NE Electric Rev.                         A         A         6.300     01/01/19         370,000        402,556
Kearney, NE Combined Utilities Rev.                A         NR        6.100     06/01/14         600,000        638,958
Lincoln, NE Electric System Rev.                   Aa        AA+       5.750     09/01/16         750,000        787,395
NE Public Power Dist. Power Supply System Rev.     A-1       A+        6.125     01/01/15         390,000        418,388
NE Public Power Dist. Power Supply System Rev.     A-1       A+        5.750     01/01/20         990,000      1,028,808
Omaha, NE Public Power Dist. Electric System Rev.  Aa        AA+       5.700     02/01/17         250,000        261,443
Omaha, NE Public Power Dist. Electric System Rev.  Aa        AA        5.600     02/01/12          80,000         82,981
Omaha, NE Public Power Dist. Electric System Rev.  NR        AA        6.000     02/01/15         330,000        345,540
Omaha, NE Public Power Dist. Electric System Rev.  Aa        AA        6.200     02/01/17         650,000        710,567
York, NE Sewer System Rev.                         NR        NR        5.850     06/01/12         140,000        146,895
York, NE Sewer System Rev.                         NR        NR        6.000     06/01/17         100,000        106,107
                                                                                                             -----------
                                                                                                             $ 5,484,729
                                                                                                             -----------

TOTAL NEBRASKA MUNICIPAL BONDS (COST:  $26,181,392)                                                          $27,282,963
                                                                                                             -----------
SHORT -TERM SECURITIES (1.0%)
Federated Tax-Free Trust                                                                                     $   133,037
Federated Intermediate Municipal Trust                                                                           135,767
                                                                                                             -----------
TOTAL SHORT-TERM SECURITIES (COST: $266,649)                                                                 $   268,804
                                                                                                             -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $26,448,041)                                                          $27,551,767
OTHER ASSETS LESS LIABILITIES (0.9%)                                                                             249,787
                                                                                                             -----------
NET ASSETS                                                                                                   $27,801,554
                                                                                                             ===========
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Assets and Liabilities July 31, 1997
-------------------------------------------------

Assets
     Investment in securities, at value (Cost: $26,448,041)             $   27,551,767
     Cash                                                                       18,663
     Accrued interest receivable                                               372,083
     Accrued dividends receivable                                                2,877
     Receivable for fund shares sold                                               586
     Security sales receivable                                                 398,449
     Deferred organization costs                                                 7,349
                                                                        --------------
        Total Assets                                                    $   28,351,774
                                                                        --------------

Liabilities
     Dividends payable                                                  $      118,875
     Accrued expenses                                                           14,350
     Security purchases payable                                                345,566
     Payable for fund shares redeemed                                           71,429
                                                                        --------------
        Total Liabilities                                               $      550,220
                                                                        --------------

Net Assets                                                              $   27,801,554
                                                                        ==============

       Net asset value per share, 2,468,032 shares outstanding          $        11.26
                                                                        ==============

Statement of Operations for the year ended July 31, 1997

INVESTMENT INCOME
     Interest                                                           $    1,373,876
     Dividends                                                                  22,008
                                                                        --------------
         Total Investment Income                                        $    1,395,884
                                                                        --------------

EXPENSES
     Investment advisory fees                                           $      123,042
     Distribution fees (12b-1)                                                  61,521
     Custodian fees                                                              3,999
     Transfer agent fees                                                        34,861
     Accounting service fees                                                    36,328
     Audit and legal fees                                                        5,650
     Printing and postage                                                       15,859
     Trustees fees                                                               2,835
     License, fees, and registrations                                            5,912
     Insurance                                                                   1,551
     Amortization of organization costs                                          5,512
                                                                        --------------
         Total Expenses                                                 $      297,070
     Less expenses waived or absorbed
     by the Fund's manager                                                     124,394
                                                                        --------------
         Total Net Expenses                                             $      172,676
                                                                        --------------
NET INVESTMENT INCOME                                                   $    1,223,208
                                                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                            $     (218,668)
     Futures transactions                                                     (367,682)
     Net change in unrealized appreciation (depreciation) of
      investments                                                            1,151,347
                                                                        --------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                       $      564,997
                                                                        --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $    1,788,205
                                                                        ==============

The accompanying notes are an integral part of these financial statements.

Financial Statements July  31, 1997

Statement of Changes in Net Assets
For the year ended July  31, 1997 and year ended July 31, 1996
--------------------------------------------------------------

                                                                      For The Year            For The Year
                                                                         Ended                   Ended
                                                                      July 31, 1997           July 31, 1996
                                                                      -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                            $  1,223,208            $    864,605
     Net realized gain (loss) on investment and futures transactions      (586,350)                (15,386)
     Net unrealized appreciation (depreciation) on investments           1,151,347                  23,173
                                                                      ------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations       $  1,788,205            $    872,392
                                                                      ------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                             $ (1,223,208)           $   (864,605)
     Distributions from net realized gain on investment
     and futures transactions                                                    0                       0
                                                                      ------------------------------------
     Total Dividends and Distributions                                $ (1,223,208)           $   (864,605)
                                                                      ------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                     $ 13,035,407            $  4,757,147
     Proceeds from reinvested dividends                                    787,747                 543,019
     Cost of shares redeemed                                            (4,663,555)             (1,675,710)
                                                                      ------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                  $  9,159,599            $  3,624,456
                                                                      ------------------------------------
TOTAL INCREASE IN NET ASSETS                                          $  9,724,596            $  3,632,243

NET ASSETS, BEGINNING OF PERIOD                                         18,076,958              14,444,715
                                                                      ------------------------------------
NET ASSETS, END OF PERIOD                                             $ 27,801,554            $ 18,076,958
                                                                      ====================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 1997

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight line basis. Accumulated amortization at July 31, 1997 totaled $19,705.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at July 31, 1997, a net capital loss carryforward totaling $1,128,524, which may be used to offset capital gains realized during subsequent years through July 31, 2005.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 31, 1997, there were unlimited shares of no par authorized; 2,468,032 and 1,644,023 shares were outstanding at July 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                                           Shares
                                              --------------------------------
                                                For The            For The
                                               Year Ended         Year Ended
                                              July 31, 1997      July 31, 1996
                                              --------------------------------
Shares sold                                     1,172,643           428,516
Shares issued on reinvestment of dividends         71,004            48,978
Shares redeemed                                  (419,638)         (152,247)
                                              --------------------------------
Net increase                                      824,009           325,247
                                              ================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $105,643 of investment advisory fees after partial waiver of $17,399 for the year ended July 31, 1997. The Fund has a payable to Ranson Capital Corporation of $7,867 at July 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25% of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. The Fund has recognized $61,521 of 12b-1 fee expenses for the year ended July 31, 1997. The Fund has a payable to Capital of $5,813 at July 31, 1997 for 12b-1 fees. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended July 31, 1997, commissions earned by ND Capital, Inc. totaled $1,050 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a montly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $34,861 of transfer agency fees, all of which was waived, for the year ended July 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $36,328 of accounting service fees, all of which was waived, for the year ended July 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $9,836,135 and $9,543,183 respectively, for the year ended July 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $26,448,041, and the net unrealized appreciation of investments based on the cost was $1,103,726 which is comprised of $1,119,000 aggregate gross unrealized appreciation and $15,274 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
----------------------------------------------------------------------

                                                                                                          For The Period
                                                                                                          Since Inception
                                                        For the          For The           For The        (Nov. 17, 1993)
                                                       Year Ended       Year Ended        Year Ended          Through
                                                        July 31,         July 31,          July 31,           July 31,
                                                          1997             1996              1995               1994
                                                     --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    11.00         $    10.95        $    10.82        $    11.49
                                                     --------------------------------------------------------------------
Income from Investment Operations:
     Net Investment Income                           $      .55         $      .57        $      .59        $      .45
     Net realized and unrealized gain (loss) on
      investment and futures transactions                   .26                .05               .13              (.67)
                                                     --------------------------------------------------------------------
        Total From Investment Operations             $      .81         $      .62        $      .72        $     (.22)
                                                     --------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income            $     (.55)        $     (.57)       $     (.59)       $     (.45)
     Distributions from net capital gains                   .00                .00               .00               .00
                                                     --------------------------------------------------------------------
        Total Distributions                          $     (.55)        $     (.57)       $     (.59)       $     (.45)
                                                     --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    11.26         $    11.00        $    10.95        $    10.82
                                                     ====================================================================
Total Return                                         7.57%(A)          5.73%(A)           7.14%(A)          (3.20)%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)        $27,802           $18,077            $14,445           $8,171
     Ratio of net expenses (after expense
      assumption) to average net assets                0.71%(C)          0.62%(C)           0.35%(C)         0.19%(B)(C)
     Ratio of net investment income to average
      net assets                                       5.03%             5.13%              5.63%            5.51%(B)
     Portfolio turnover rate                          42.84%            27.20%            140.00%          314.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $124,394, $129,053, $146,913 and $70,186, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.22%, 1.38%, 1.66%, and 2.25%, respectively.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Nebraska Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Nebraska Municipal Fund, (one of the portfolios constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 31, 1997, the related statement of operations for the period then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the two periods ended July 31, 1995, were audited by other auditors whose report dated September 11, 1995, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nebraska Municipal Fund of the Ranson Managed Portfolios, as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1997

Dear Shareholders,

We are pleased to submit the annual report for The Oklahoma Municipal Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the period ended July 31, 1997.

The Oklahoma Municipal Fund turned in steady performance for the period. Net asset value per share was $11.49 at the beginning of the period and increased to $11.86 by July 31, 1997.

Management Discussion and Analysis:

Both the optimists and the pessimists can find comfort in the latest batch of economic data. For the optimists, the economy's inflation threatening growth has lost momentum, lessening one of the biggest concerns in the financial markets. In April, job-creation downshifted measurably, retail sales fell, businesses started with higher inventories, and factories cut production. Wholesale prices fell for the fourth consecutive month, and the consumer price index edged up 0.1 percent keeping it on track to increase by less than 3 percent again this year.

The pessimists look at the same data and put an entirely different spin on things. They contend that the slowdown was inevitable from the first quarter's robust 6 percent pace. Beneath the surface, growth resurgence will rise with the tight labor market and a jobless rate hovering at a 24 year low. Also supporting their views are climbing wages and an upbeat household sector as indicated by consumer confidence.

For the time being, the Federal Reserve is siding with the optimists. In the past, this may have provoked a negative reaction in the financial markets, as investors would worry that the Central Bank was relaxing its anti-inflation policy. But Chairman Allan Greenspan and his colleagues have built up formidable inflation-fighting credentials.

Looking into our crystal ball, we feel that the economy's current slowdown is more likely to be temporary. That prospect increases the odds of a rate hike by the Federal Reserve in the coming months. As such, we remain concerned (and have positioned the portfolio accordingly) that a modest increase in rates may be needed to prevent unbridled growth.

Diversification remains an important strategy for the Fund. Among our purchases during the year were bonds issued by universities, healthcare facilities and municipal power utilities.

Moving forward, management intends to maintain the portfolio quality while diversifying throughout the State. Reasonable double tax-exempt income and preservation of capital remain as the chief objectives of the Fund.

We would like to thank you for your support and look forward to serving you in the future.

Sincerely,



Robert E. Walstad                                   Monte L. Avery
President                                           Chief Portfolio Strategist

SHAREHOLDER REPORTS REVISED

---------------------------

Your fund's annual report is your best source for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you. In addition, the coverletter includes commentary from your fund's portfolio manager on what might be expected in the coming months. Specifically, your report now includes:

*   Terms you'd need to know related to your fund
*   A look at your fund's portfolio composition
*   The quality and years to maturity of the fund's underlying investments
*   A look at your fund's average annual total returns

Terms & Definitions
-------------------

Appreciation
     Increase in value of an asset.

Average Annual Total Return
     A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
     The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
     Decrease in value of an asset.

Duration
     A measurement of a security or a portfolio's price volatility based on maturity, callability and coupon rate. The larger the number, the greater the price change for a given interest rate change.

Lehman Brothers Municipal Bond Index
     An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
     Actual (or estimated) price at which a bond trades in the market place.

Maturity
     A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
     The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Quality Ratings
     A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA" and "A" indicate highest quality. Ratings can range from a high of "AAA" to a low of "D".

Total Return
     Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments
-------------------------------------
[pie chart]
AAA          64.1%
AA            8.3%
A             4.7%
BBB           5.9%
NR           17.0%
(non-rated)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation the investment adviser

Portfolio Market Sectors
(as a % of Market Value)
------------------------
[pie chart]
I-Insured                    55.1%
HC-Health Care               12.8%
U-Utilities                  12.5%
E-Education                   8.5%
RE-Real Estate                6.1%
GO-General Obligation         4.5%
H-Housing                      .5%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]
             Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

             The Oklahoma       The Oklahoma            Lehman Brothers
             Municipal Fund     Municipal Fund          Municipal
             w/o sales charge   w/ max sales charge     Bond Index
             ----------------------------------------------------------
09/25/96     $10,000            $ 9,575                 $10,000
1997         $10,779            $10,321                 $11,027

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

KEY STATISTICS
--------------

09/25/96 NAV(share value)            $11.49
07/31/97 NAV                         $11.86
Average Maturity                      20.0 years
Average Duration                       9.9 years
Number of Issues                      44
Total Net Assets                     $6,590,675

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

       For periods ending July 31, 1997
---------------------------------------------------
1 year            5 year            Since Inception
---------------------------------------------------
   NA               NA                      NA

No total return data is available for the Fund as it has not yet completed one full year of operation. See the "Financial Highlights" section of the annual report. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Schedule of Investments  July 31, 1997
                                                         Ratings
                                                       (Unaudited)
Name of Issuer                                       ---------------
Percentages represent the market value                         Std. &       Coupon                   Principal         Market
of each investment category to total net assets      Moody's   Poor's        Rate      Maturity        Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (93.3%)

GENERAL OBLIGATION
OK State G.O. Unlimited Tax                          Aa-3       AA         5.200%     07-15-16     $   25,000      $   26,083
OK State G.O. Unlimited Tax                          Aa-3       AA         5.200      07-15-18         55,000          56,753
OK State G.O. Unlimited Tax                          Aa-3       AA         5.100      07-15-13         90,000          92,445
OK State Indl. Fin. Auth. G.O.                       Aa-3       NR         5.300      09-01-11         50,000          51,946
OK State Indl. Fin. Auth. G.O.                       Aa-3       NR         5.400      09-01-12         50,000          51,755
                                                                                                                   ----------
                                                                                                                   $  278,982
                                                                                                                   ----------
HEALTH CARE
Oklahoma City, OK Fin. Auth. (Epworth Villa) Rev.
 Ref.                                                NR         NR         6.500%     04-01-15     $   200,000     $  204,770
Oklahoma City, OK Fin. Auth. (Epworth Villa) Rev.
 Ref.                                                NR         NR         7.000      04-01-22         200,000        207,028
Oklahoma Co., OK Indl. Auth. (Benevolent Assn.)
 Ref.                                                Baa-1      NR         6.150      01-01-11         100,000        103,122
OK Dev. Fin. Auth. (St. Francis Hosp.) Rev.          NR         AA         5.200      12-15-12          15,000         15,194
Shawnee, OK Hosp. Auth. (Midamerica Healthcare) Rev. NR         BBB        6.125      10-01-14         250,000        258,775
                                                                                                                   ----------
                                                                                                                   $  788,889
                                                                                                                   ----------
HOUSING
OK Housing Finance Agcy. (Homeownership) Single
 Family Rev.                                         Aaa        NR         6.100%     09-01-16     $    25,000     $   25,193
                                                                                                                   ----------
INSURED/GUARANTEED
Grand River Dam Auth., OK Rev. AMBAC Insured         Aaa        AAA        5.500%     06-01-09     $    75,000     $   79,868
*Grand River Dam Auth., OK  Rev. AMBAC Insured       Aaa        AAA        6.250      06-01-11         210,000        236,825
Norman, OK (Regional Hospital) Ref. MBIA Insured     Aaa        AAA        5.625      09-01-21         300,000        305,733
Oklahoma City, OK Public Housing U.S. GOVT. GTD.     Aaa        AAA        5.250      11-01-11          20,000         20,773
OK Board of Regents (Northeastern St. Univ.
 Center) FSA Insured                                 Aaa        AAA        5.100      03-01-16         140,000        143,741
OK Dev. Finance Auth. Pub. (Fing University)
 Rev. FSA Insured                                    Aaa        AAA        5.625      07-01-13          50,000         53,734
OK Dev. Finance Auth. (Oklahoma City Univ.)
 Rev. Ref.                                           Aaa        AAA        5.125      06-01-17         545,000        539,937
OK State Municipal Power Auth. Rev. MBIA Insured     Aaa        AAA        6.250      01-01-23          10,000         11,150
*OK State Municipal  Power Auth. Rev. MBIA Insured   Aaa        AAA        5.875      01-01-15         775,000        858,847
Puerto Rico Commonwealth G.O. Unlimited Tax MBIA
 Insured                                             Aaa        AAA        5.375      07-01-21         300,000        306,825
Puerto Rico Commonwealth Highway & Trans. Auth.
 Rev. FSA Ins.                                       Aaa        AAA        5.250      07-01-20         150,000        150,346
Puerto Rico Commonwealth Highway & Trans. Auth.
 Rev. MBIA Ins.                                      Aaa        AAA        5.250      07-01-21          25,000         25,008
Puerto Rico Commonwealth Highway & Trans. Auth.
 Rev. MBIA Ins.                                      Aaa        AAA        5.000      07-01-22         100,000         97,387
Puerto Rico Industrial Tourist & Envir. Facs.
 (Auxilio Mutuo) MBIA Insured                        Aaa        AAA        5.500      07-01-26         200,000        204,646
Tulsa, OK Community College (Student Ctr.) Rev.
 MBIA Insured                                        Aaa        AAA        5.500      07-01-16          50,000         52,932
University of Puerto Rico Rev.                       Aaa        AAA        5.250      06-01-25         300,000        302,082
                                                                                                                   ----------
                                                                                                                   $3,389,834
                                                                                                                   ----------
REAL ESTATE
OK Dev. Finance Auth. (Bake Rite Proj.) Rev.         NR         NR         8.500%     08-01-14     $   250,000     $  268,780
OK Capital Improvement Auth. Rev.                    A-2        NR         5.500      10-01-16         105,000        108,655
                                                                                                                   ----------
                                                                                                                   $  377,435
                                                                                                                   ----------
SCHOOL
Eastern OK Board of Regents (State College)
 Student Facs. Rev.                                  NR         NR         5.500%     06-01-07     $    35,000     $   35,671
Eastern OK Board of Regents (State College)
 Student Facs. Rev.                                  NR         NR         5.600      06-01-08          65,000         66,414
Eastern OK Board of Regents (State College) Student
 Facs. Rev.                                          NR         NR         6.100      06-01-17         150,000        155,787
OK Dev. Finance Auth. (Southern Nazarene Univ.)
 Rev.                                                NR         NR         6.500      11-01-13          75,000         82,584
OK State Student Loan Auth.                          A-1        NR         6.350      09-01-25         100,000        104,300
OK State Student Loan Rev. Ref.                      A-1        A          5.100      08-01-08          25,000         25,764
OK State (University) Ag & Applied Science Rev.      A-1        A+         5.250      04-01-07          50,000         50,450
                                                                                                                   ----------
                                                                                                                   $  520,970
                                                                                                                   ----------
UTILITIES
Clinton, OK Public Works Auth. Ref. & Impt.          NR         NR         6.250%     01-01-14     $    25,000     $   25,980
Grand River Dam Auth., OK  Rev. Ref.                 A-1        A-         5.500      06-01-10          30,000         31,517
OK State Municipal Power Auth. Rev.                  Aaa        AAA        5.875      01-01-12         100,000        109,482
OK State Water (Loan Program) Rev.                   Aaa        AAA        6.400      09-01-11         100,000        113,266
OK State Water (Loan Program) Rev.                   NR         AA         6.250      10-01-12          50,000         54,972
OK State Water (Loan Program) Rev.                   NR         AA         5.375      09-01-19          20,000         21,125
OK State Water (Loan Program) Rev.                   NR         AA         5.400      09-01-15         105,000        110,698
Puerto Rico Electric Power Auth. Rev.                Aaa        AAA        5.375      07-01-27         300,000        305,163
                                                                                                                   ----------
                                                                                                                   $  772,203
                                                                                                                   ----------

TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $6,013,415)                                                                 $6,153,506
                                                                                                                   ----------
SHORT TERM SECURITIES (0.1%)
Federated Tax-Free Trust (COST: $749)                                                                              $      749
                                                                                                                   ----------
TOTAL INVESTMENTS IN SECURITIES (COST: $6,014,164)                                                                 $6,154,255
OTHER ASSETS LESS LIABILITIES (6.6%)                                                                                  436,420
                                                                                                                   ----------
NET ASSETS                                                                                                         $6,590,675
                                                                                                                   ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997

Statement of Assets and Liabilities July 31, 1997
-------------------------------------------------

Assets
     Investment in securities, at value (Cost: $6,014,164)             $    6,154,255
     Cash                                                                      14,130
     Accrued interest receivable                                               78,175
     Accrued dividends receivable                                                 615
     Receivable for fund shares sold                                           50,000
     Security sales receivable                                                399,158
     Deferred organization costs                                               25,813
                                                                       --------------
        Total Assets                                                   $    6,722,146
                                                                       --------------
Liabilities
     Dividends payable                                                 $       25,679
     Security purchases payable                                               103,367
     Other payables                                                             2,425
                                                                       --------------
        Total Liabilities                                              $      131,471
                                                                       --------------

Net Assets                                                             $    6,590,675
                                                                       ==============

       Net asset value per share, 555,618 shares outstanding           $        11.86
                                                                       ==============

Statement of Operations  for the period since inception (September 25, 1996)
through July 31, 1997

INVESTMENT INCOME
     Interest                                                          $       64,685
     Dividends                                                                  4,923
                                                                       --------------
         Total Investment Income                                       $       69,608
                                                                       --------------
EXPENSES
     Investment advisory fees                                          $        6,767
     Distribution fees (12b-1)                                                  3,383
     Custodian fees                                                               175
     Transfer agent fees                                                        2,678
     Accounting service fees                                                   20,691
     Printing and postage                                                       2,652
     Audit and legal fees                                                         315
     Insurance                                                                     26
                                                                       --------------
         Total Expenses                                                $       36,687
     Less expenses waived  or absorbed
     by the Fund's manager                                                     34,609
                                                                       --------------
         Total Net Expenses                                            $        2,078
                                                                       --------------
NET INVESTMENT INCOME                                                  $       67,530
                                                                       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
     investment transactions                                           $       19,246
     Net change in unrealized appreciation (depreciation) of
     investments                                                              140,091
                                                                       --------------
Net Realized And Unrealized Gain (Loss) On Investments                 $      159,337
                                                                       --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                              $      226,867
                                                                       ==============

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 1997


Statement of Changes in Net Assets
For the period since inception (September 25, 1996) through July 31, 1997
-------------------------------------------------------------------------

                                                                                For The Period
                                                                                Since Inception
                                                                                (September 25,
                                                                                 1996 ) Through
                                                                                 July 31, 1997
                                                                                ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                      $        67,530
     Net realized gain (loss) on investment transactions                                 19,246
     Net unrealized appreciation (depreciation) on investments                          140,091
                                                                                ---------------
Net Increase (Decrease) in Net Assets Resulting From Operations                 $       226,867
                                                                                ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                       $       (67,530)
     Distributions from net realized gain on investment transactions                          0
                                                                                ---------------
     Total Dividends and Distributions                                          $       (67,530)
                                                                                ---------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                               $     6,448,490
     Proceeds from reinvested dividends                                                  23,486
     Cost of shares redeemed                                                            (40,638)
                                                                                ---------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                            $     6,431,338
                                                                                ---------------
TOTAL INCREASE IN NET ASSETS                                                    $     6,590,675
                                                                                ---------------
NET ASSETS, BEGINNING OF PERIOD                                                 $             0
                                                                                ---------------
NET ASSETS, END OF PERIOD                                                       $     6,590,675
                                                                                ===============

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 1997

Note 1.     ORGANIZATION

Business Operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September
25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis. Accumulated amortization at July 31, 1997 totaled $738.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.


Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 31, 1997, there were unlimited shares of no par authorized; 555,618 shares were outstanding.
Transactions in capital shares were as follows:

                                                          Shares
                                                 --------------------------
                                                    For the Period Since
                                                  Inception (Sept. 25, 1996)
                                                    Through July 31, 1997
                                                 ---------------------------
Shares sold                                                557,078
Shares issued on reinvestment of dividends                   2,039
Shares redeemed                                             (3,499)
                                                 ---------------------------
Net increase                                               555,618
                                                 ===========================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $1,341 of investment advisory fees for the period ended July 31, 1997. The Fund has a payable to Ranson Capital Corporation of $552 at July 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25%
of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. Capital has elected to waive all 12b-1 fees for the
period ended July 31, 1997.   In addition, the Fund has engaged ND Capital,
Inc. as agent for the purchase of certain investment securities. For the period ended July 31, 1997 commissions earned by ND Capital, Inc. totaled $3,063 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc.
has assumed all transfer agent and accounting service fees for the period ended July 31, 1997.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $7,024,083 and $1,016,260 respectively, for the period ended July 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At July 31, 1997, the aggregate cost of securities for federal income tax purposes was $6,014,164, and the net unrealized appreciation of investments based on the cost was $140,091 which is comprised of $141,178 aggregate gross unrealized appreciation and $1,087 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
----------------------------------------------------------------------

                                                                    For The Period
                                                                    Since Inception
                                                                       (Sept. 25,
                                                                      1996)Through
                                                                     July 31, 1997
                                                                    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $   11.49
                                                                    ---------------
Income from Investment Operations:
     Net Investment Income                                             $     .50
     Net realized and unrealized gain (loss) on investments                  .37
                                                                    ---------------
        Total From Investment Operations                               $     .87
                                                                    ---------------
Less Distributions:
     Dividends from net investment income                              $    (.50)
     Distributions from net capital gains                                    .00
                                                                    ---------------
        Total Distributions                                            $    (.50)
                                                                    ---------------
NET ASSET VALUE, END OF PERIOD                                         $   11.86
                                                                    ===============
Total Return                                                           7.79%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                          $   6,590
     Ratio of net expenses (after expense assumption) to
      average net assets                                                0.11%(C)
     Ratio of net investment income to average net assets               3.70%
     Portfolio turnover rate                                           63.70%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the period ended July 31, 1997, ND Holdings, Inc. assumed expenses of $34,609. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 2.01%.

                     INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Oklahoma Municipal Fund


We have audited the accompanying statement of assets and liabilities of The Oklahoma Municipal Fund, (one of the portfolio's constituting the Ranson Managed Portfolios), including the schedule of investments, as of July 31, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from inception (September 25, 996) through July 31, 1997. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oklahoma Municipal Fund of the Ranson Managed Portfolios, as of July 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from inception (September 25, 1996) through July 31, 1997, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

September 10, 1997